ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2012	2013
Accrued payroll and welfare	$3,800,756	$4,418,668
Customer deposits	4,964,622	6,592,490
Accrued penalty interest for overdue consideration payable (Note 18(c))	9,368,145	—
Accrued expenses	6,642,338	6,730,076
Other current liabilities	1,435,398	2,274,887
	$26,211,259	$20,016,121

Note: The accrued penalty interest for overdue consideration payable is reclassified to consideration payable on the consolidated balance sheets upon the finalisation of the settlement plan between the selling shareholders of DMG and the Company.  See Note 18(c).